Net Loss per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Loss Per Share Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (2,170,368)	$ (2,922,286)	$ (4,717,818)	$ (4,614,348)	$ (12,091,540)	$ (9,057,163)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	6,757,320	4,653,317	5,897,089	4,601,788	4,732,774	3,767,472
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	6,757,320	4,653,317	5,897,089	4,601,788	4,732,774	3,767,472
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.32)	$ (0.63)	$ (0.80)	$ (1.00)	$ (2.55)	$ (2.40)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.32)	$ (0.63)	$ (0.80)	$ (1.00)	$ (2.55)	$ (2.40)